Regulatory Capital (Tables)	6 Months Ended
Apr. 30, 2022
Regulatory Capital
Summary of Regulatory Capital Position
The following table summarizes the Bank’s regulatory capital positions as at April 30, 2022 and October 31, 2021.

Regulatory Capital Position

(millions of Canadian dollars, except as noted)		As at
	April 30 2022	October 31 2021
Capital
Common Equity Tier 1 Capital	$71,866	$69,937
Tier 1 Capital	77,819	75,716
Total Capital	90,271	87,987
Risk-weighted assets used in the calculation of capital ratios	488,991	460,270
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	14.7%	15.2%
Tier 1 Capital ratio	15.9	16.5
Total Capital ratio	18.5	19.1
Leverage ratio	4.3	4.8
TLAC Ratio	30.4	28.3

TLAC Leverage Ratio	8.1	8.2